Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash		$ 42,009	$ 24,016
Cash equivalents	[1]	4,963	6,718
Cash and cash equivalents		$ 46,972	$ 30,734
Weighted average interest rate of cash on deposit		4.57%	3.10%

[1]	Comprised mainly of bank deposits in USD as at December 31, 2022 and 2023 carrying a weighted average interest rate of 3.10% and 4.57%, respectively.